Operating Segments	12 Months Ended
Dec. 31, 2023
Operating Segments
Operating Segments

Note 11. Operating Segments

The Company maintains two active operating segments: Specialized BioTherapeutics and Public Health Solutions. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Years Ended
	December 31,
	2023	2022
Revenues
Specialized BioTherapeutics	$395,124	$31,929
Public Health Solutions	444,235	916,982
Total	$839,359	$948,911

Income (loss) from Operations
Specialized BioTherapeutics	$(2,812,303)	$(7,614,988)
Public Health Solutions	(36,531)	26,612
Corporate	(4,849,106)	(6,650,528)
Total	$(7,697,940)	$(14,238,904)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$3,932	$10,087
Public Health Solutions	655	1,681
Corporate	1,967	12,794
Total	$6,554	$24,562

Other (Expense) Income, Net
Specialized BioTherapeutics	$25,267	$102,320
Corporate	(235,860)	(816,690)
Total	$(210,593)	$(714,370)

Share-Based Compensation
Specialized BioTherapeutics	$145,683	$138,075
Public Health Solutions	4,782	4,804
Corporate	219,717	190,510
Total	$370,182	$333,389

	As of December 31,

	2023	2022
Identifiable Assets
Specialized BioTherapeutics	$272,099	$103,742
Public Health Solutions	3,976	121,290
Corporate	9,521,251	14,054,685
Total	$9,797,326	$14,279,717